Derivative warrant liabilities - Summary of derivative warrant liabilities (Details) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Changes in derivative financial liabilities [Roll Forward]
Beginning balance of derivative financial liabilities	$ 9,138
Ending balance of derivative financial liabilities	11,793	$ 9,138
Warrants
Changes in derivative financial liabilities [Roll Forward]
Beginning balance of derivative financial liabilities	9,138	5,499
Conversion to equity (common shares) upon exercise of warrants	(21,269)	(1,852)
Issuance of warrants pursuant to December 28, 2016 financing		7,223
Revaluation of derivative warrant liability upon exercise of warrants	(4,857)
Revaluation of derivative warrant liability	28,781	(1,732)
Ending balance of derivative financial liabilities	$ 11,793	$ 9,138
Changes in warrants [Roll Forward]
Beginning balance of warrants outstanding (in shares)	10,136	4,548
Conversion to equity (common shares) upon exercise of warrants (in shares)	(4,875)	(800)
Issued pursuant to June 22, 2016 private placement		6,388
Ending balance of warrants outstanding (in shares)	5,261	10,136
Warrants | Bought Deal Public Offering
Changes in derivative financial liabilities [Roll Forward]
Beginning balance of derivative financial liabilities	$ 7,405	$ 0
Conversion to equity (common shares) upon exercise of warrants	(12,421)
Issuance of warrants pursuant to December 28, 2016 financing		7,223
Revaluation of derivative warrant liability upon exercise of warrants	(3,844)
Revaluation of derivative warrant liability	17,808	182
Ending balance of derivative financial liabilities	$ 8,948	$ 7,405
Changes in warrants [Roll Forward]
Beginning balance of warrants outstanding (in shares)	6,388	0
Conversion to equity (common shares) upon exercise of warrants (in shares)	(2,865)
Issued pursuant to June 22, 2016 private placement		6,388
Ending balance of warrants outstanding (in shares)	3,523	6,388
Warrants | February 14, 2014 Warrants
Changes in derivative financial liabilities [Roll Forward]
Beginning balance of derivative financial liabilities	$ 1,733	$ 5,499
Conversion to equity (common shares) upon exercise of warrants	(8,848)	(1,852)
Issuance of warrants pursuant to December 28, 2016 financing		0
Revaluation of derivative warrant liability upon exercise of warrants	(1,013)
Revaluation of derivative warrant liability	10,973	(1,914)
Ending balance of derivative financial liabilities	$ 2,845	$ 1,733
Changes in warrants [Roll Forward]
Beginning balance of warrants outstanding (in shares)	3,748	4,548
Conversion to equity (common shares) upon exercise of warrants (in shares)	(2,010)	(800)
Issued pursuant to June 22, 2016 private placement		0
Ending balance of warrants outstanding (in shares)	1,738	3,748